Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Asset under Construction | Affiliated Entity | LNG
Related Party Transaction [Line Items]
Ship building and site supervision costs	$ 5.9	$ 4.0	$ 12.8	$ 13.4